Redeemable Common Stock - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2013 Age	Sep. 30, 2013 Age	Dec. 31, 2013 ESOP [Member]	Sep. 30, 2013 ESOP [Member]	Mar. 31, 2013 ESOP [Member]
Common Equity [Line Items]
Distribution period of the fair value of vested ESOP	5 years	5 years
Age of participant's retirement	65	65
Period of delay in ESOP plan balance distribution	6 years	6 years
Subsequent distribution period of the fair value of vested ESOP	5 years	5 years
Estimated fair value share price			$ 8.10	$ 8.10	$ 16.25
Estimated aggregate repurchase obligations for the next five years				$ 14
Sale price of common stock		$ 10.00